Share Based Payments (Details) - 2024 Equity Incentive Plan [Member]		12 Months Ended
	May 01, 2024 $ / shares shares	Dec. 31, 2024 USD ($)
Share Based Payments [Line Items]
Vested employees	11
Exercise price | $ / shares	$ 0.5911
Share-based compensation | $		$ 1,773,300
Class A Ordinary Shares [Member]
Share Based Payments [Line Items]
Shares were granted | shares	3,000,000